Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue		$ 25,456,775	$ 55,339,277	$ 47,684,127
Cost of revenue		(23,071,638)	(35,423,411)	(31,272,086)
Gross profit		2,385,137	19,915,866	16,412,041
Net foreign exchange gains (losses)		166,849	(958,564)	(1,515,866)
Other income, net		1,113,651	1,823,162	1,625,523
Impairment loss recognized on property, plant and equipment		(4,244,688)
Selling and distribution expenses		(4,551,860)	(8,632,192)	(9,342,690)
Administrative expenses		(5,263,450)	(5,020,733)	(3,347,182)
Finance income		23,239	11,573	892
Finance costs		(1,605,060)	(1,928,292)	(1,872,175)
(Loss) profit before income tax		(11,976,182)	5,210,820	1,960,543
Income tax credits (expenses)		42,854	(431,925)	(628,253)
(Loss) profit for the year		(11,933,328)	4,778,895	1,332,290
Other comprehensive income (loss):
Exchange difference arising from translation of foreign operations		435,275	(314,831)	(174,231)
Other comprehensive income (loss)		435,275	(314,831)	(174,231)
Total comprehensive (loss) income for the year		$ (11,498,053)	$ 4,464,064	$ 1,158,059
(LOSS) EARNINGS PER SHARE BASIC	[1],[2]	$ (0.11)	$ 0.05	$ 0.01
(LOSS) EARNINGS PER SHARE DILUTED	[1],[2]	$ (0.11)	$ 0.05	$ 0.01
Weighted average number of ordinary shares used in computing basic (loss) earnings per ADS	[1],[2]	111,911,839	105,263,000	105,263,000
Weighted average number of ordinary shares used in computing diluted (loss) earnings per ADS	[1],[2]	111,911,839	105,263,000	105,263,000
American Depositary Shares [Member]
Other comprehensive income (loss):
(LOSS) EARNINGS PER SHARE BASIC	[1],[2]	$ (0.85)
(LOSS) EARNINGS PER SHARE DILUTED	[1],[2]	$ (0.85)
Weighted average number of ordinary shares used in computing basic (loss) earnings per ADS	[1],[2]	111,911,839	105,263,000	105,263,000
Weighted average number of ordinary shares used in computing diluted (loss) earnings per ADS	[1],[2]	111,911,839	105,263,000	105,263,000

[1]	Each ADS represents eight ordinary shares.
[2]	Since there is antidilutive effect on dilutive (loss) earnings per share/ADS, basic and dilutive (loss) earnings per share/ADS should remain the same.